Deutsche Asset Management

                                                 Mutual Fund
                                                      Semi-Annual Report
                                                                  March 31, 2001





Mid Cap Fund



                                                                A Member of the
                                                             Deutsche Bank Group
                                                                  [logo omitted]

Mid Cap Fund
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Table of Contents


              Letter to Shareholders ......................................  3

              Mid Cap Fund
                 Statement of Assets and Liabilities ......................  8
                 Statement of Operations ..................................  9
                 Statements of Changes in Net Assets ...................... 10
                 Financial Highlights ..................................... 11
                 Notes to Financial Statements ............................ 13

              Capital Appreciation Portfolio
                 Schedule of Portfolio Investments ........................ 15
                 Statement of Assets and Liabilities ...................... 17
                 Statement of Operations .................................. 18
                 Statements of Changes in Net Assets ...................... 19
                 Financial Highlights ..................................... 20
                 Notes to Financial Statements ............................ 21




                       -----------------------------------
                 The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank. The Fund is subject to investment risks, including possible loss of principal amount invested.
                       -----------------------------------

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                                        2

Mid Cap Fund
--------------------------------------------------------------------------------
Letter to Shareholders



We are pleased to present you with this semi-annual report for Deutsche Asset Management Mid Cap Fund (the `Fund'), providing a review of the markets, the Portfolio (the Fund invests all of its assets in a master portfolio with the same goal as the Fund), and our outlook as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET REVIEW
MID CAPITALIZATION STOCKS OUTPERFORMED THEIR LARGE CAP COUNTERPARTS DURING THE SIX MONTHS ENDED MARCH 31, 2001. Still, the semi-annual period proved to be difficult for equities across all market capitalizations. The S&P MidCap 400 Index returned -14.21% for the semi-annual period as compared to the large cap S&P 500 Index return of -18.75%. Mid cap stocks underperformed their small cap peers, as the Russell 2000 Index had a semi-annual return of -12.96%. In contrast to the financial market's recent years, value stocks significantly outperformed growth stocks within all equity capitalization sectors during this semi-annual period. For example, in the mid cap area, the Russell MidCap Value Index fell 3.53% while the Russell MidCap Growth Index was off 25.09% for the quarter.

EQUITY MARKETS BEGAN THE FOURTH CALENDAR QUARTER WITH A CONTINUATION OF THE SEPTEMBER 2000 SELL-OFF. A dramatic slowdown in US GDP growth to approximately 1% in the fourth quarter versus 2.2% in the third quarter of 2000 and 5.6% in the second quarter particularly impacted the equity markets. Other factors weighing on the equity markets included a prolonged presidential election, higher fuel prices and a weak euro. Technology was the hardest hit sector, as concerns about corporate earnings and revenue growth, valuations and overall capital spending dominated. The Information Technology sector's weakness was enough to outweigh the eight of eleven sectors that outpaced the S&P MidCap 400 Index as a whole.

AFTER A DIFFICULT START, THE FIRST QUARTER OF 2001 EXPERIENCED A BRIEF, SHARP RALLY IN RESPONSE TO A SURPRISE INTEREST RATE CUT OF 0.50% BY THE FEDERAL RESERVE BOARD IN EARLY JANUARY. Weakness across all segments of the equity markets quickly resumed, however, and continued through the quarter despite two additional interest rate cuts of 0.50% each on January 31 and March 20. Investors remained cautious, as US economic growth remained slow and corporate earnings announcements and forecasts continued to be revised downward. Signs of a slowdown in global economic growth also negatively impacted the equity markets. As in the preceding months, technology stocks were impacted hardest. It had become increasingly clear that the rapid pace of growth in the Information Technology and Telecommunications sectors over the past few years, driven in large part by Y2K and Internet spending, was not sustainable. While every sector in the S&P MidCap 400 Index posted negative returns for the quarter, performance remained broad, as eight of the eleven sectors outpaced the Index as a whole.

INVESTMENT STRATEGY
The Fund outperformed its category average but underperformed its benchmark for the six month period. Specific stock selection and sector positioning had mixed results. As value stocks significantly outperformed growth stocks, weighing on performance for the period overall were the Fund's more growth-oriented holdings in the Information Technology and Capital Goods sectors as well as the Fund's growth bias versus the benchmark.

More specifically, fourth quarter 2000 performance was impacted by the Fund's overweight position in the Information Technology sector. Also affecting the Fund were underweight positions in Materials, Financials, Consumer Staples and Transportation, the four best


--------------------------------------------------------------------------------
 TEN LARGEST STOCK HOLDINGS
 As of March 31, 2001
 (percentages are based on total net assets of the Portfolio)
--------------------------------------------------------------------------------
   North Fork Bancorporation ................... 2.34%
   Dime Bancorp, Inc. .......................... 2.29
   AMBAC Financial Group Inc. .................. 2.29
   Banknorth Group Inc. ........................ 1.87
   Astoria Financial Corp. ..................... 1.86
   Williams-Sonoma, Inc. ....................... 1.80
   Bed, Bath & Beyond, Inc. .................... 1.77
   TECO Energy, Inc. ........................... 1.75
   Golden State Bancorp, Inc. .................. 1.70
   Family Dollar Stores ........................ 1.69

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                                        3

Mid Cap Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS



performing sectors for the quarter. On the other hand, an overweight position in the Energy sector, an underweight position in Communication Services and strong stock selection in the Health Care sector aided Fund performance.

During the first quarter of 2001, performance was primarily hindered by an overweight position in the Health Care sector. Underweight positions in Materials, Consumer Staples, Consumer Discretionary and Capital Goods also impacted the Fund. Positively affecting Fund performance was an overweight position in Energy, an underweight position in Communications Services and strong stock selection in the Consumer Discretionary and Financials sectors.

Among the Fund's best specific stock performers for the semi-annual period were Dime Bancorp Inc., Astoria Financial Corp. and Ambac Financial Group, Inc. in the Financials Services sector; BJ's Wholesale Club, Inc. and Family Dollar Stores in the Consumer Discretionary sector; BJ Services Co. and Mitchell Energy & Development Corp. in the Energy sector; and Caremark RX Inc. in the Health Care sector.

MANAGER OUTLOOK
Our outlook for the equity markets in general is cautiously optimistic. The question remains whether the US is currently experiencing an economic `soft landing' or is headed for a recession. At present, the economic data seems to point to moderate economic growth, contained inflationary pressures, the possibility of a near-term tax cut for the consumer and an accommodative Federal Reserve Board expected to lower interest rates through the second quarter of 2001. In our view, most economic indicators have not yet declined to levels that would qualify as a recession. For the mid cap equity market, we anticipate future periods of volatility while global and domestic economic and political events run their course, but the outlook for profit growth, as well as relative valuations, appears to remain attractive versus other segments of the market.


--------------------------------------------------------------------------------

                                                                  CUMULATIVE                          AVERAGE ANNUAL
                                                               TOTAL RETURNS                           TOTAL RETURNS
   Periods Ended           6 Months   1 Year   3 Years   5 Years       Since   1 Year  3 Years   5 Years       Since
   March 31, 2001                                                  Inception                               Inception
---------------------------------------------------------------------------------------------------------------------------
 Mid Cap Fund 1
   Institutional Class
      (inception 10/12/93) 2  (31.91)%  (33.24)%  26.86%   78.03%   151.37%   (33.24)%   8.25%    12.23%     13.14%
   Investment Class
      (inception 3/9/93)      (32.03)%  (33.98)%  26.46%   75.49%   194.88%   (33.98)%   8.14%    11.91%     14.36%
-----------------------------------------------------------------------------------------------------------------------------
 S&P MidCap 400 Index 3       (14.21)%   (6.96)%  29.06%  112.77%   214.64%5   (6.96)%   8.87%    16.30%     15.41%5
-----------------------------------------------------------------------------------------------------------------------------
 Lipper Mid Cap
   Growth Funds Average 4     (36.93)%  (37.79)%  17.39%   62.06%   155.84%5  (37.79)%   4.71%     8.97%     11.62%5

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance figures for the classes differ because each class maintains a distinct expense structure. Performance would have been lower during the specified periods if certain fees and expenses had not been waived by the Advisor and Administrator.
2 At the close of business on August 31, 2000, shares of Equity Appreciation--Institutional Class converted to Institutional Class shares of Mid Cap. Equity Appreciation--Institutional Class was managed by the same investment management team with the same objectives, policies and strategies as Mid Cap. The performance shown reflects Equity Appreciation--Institutional Class shares' actual returns from its inception on October 12, 1993. Performance for periods after August 31, 2000 reflect the performance of the Mid Cap--Institutional Class.
3 S&P MidCap 400 Index is an unmanaged index used to portray the pattern of common stock movement of 400 publicly held midsize US companies. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges. On March 31, 2001, Lipper reclassified Mid Cap Fund from the Lipper Multi Cap Growth Funds category to the Lipper Mid CapGrowth Funds category.
5 Since Inception benchmark returns are for comparative purposes relative to Investment Class Shares and are for the periods beginning March 31, 1993.


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                                        4

Mid Cap Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS



At the same time, we believe that there are several risks to the equity markets in general, including the mid cap market, over the rest of the year. These include:
o  ongoing deterioration in business capital spending and consumer spending
o persistent weakness in investor and consumer sentiment, as companies continue to report uneven and negative data, including weak profit forecasts and lay-off announcements, and
o  uncertainty over energy prices and the global manufacturing slowdown.

Earnings disappointments continue to present the primary investment risk.

Given the recent high volatility in the stock market, it is important to keep in mind that we remain disciplined in our process, and we continue to:
o focus on companies we believe offer compelling valuations relative to their growth rates
o focus on companies that historically have strong, consistent earnings and revenue growth
o use extensive fundamental research to identify attractive investment opportunities in unrecognized growth companies and sectors
o  strictly adhere to our sell discipline seeking to help mitigate risk, and
o seek to use the volatility of the marketplace to our investors' advantage by initiating or adding to positions based on weakness.

--------------------------------------------------------------------------------
 SECTOR DIVERSIFICATION
 By Sector as of March 31, 2001
 (percentages are based on market value of total investments in the Portfolio)
--------------------------------------------------------------------------------
   Financials ................................. 18.27%
   Consumer Discretionary ..................... 16.01
   Information Technology ..................... 14.63
   Health Care ................................ 12.79
   Cash ....................................... 10.56
   Energy ..................................... 10.13
   Utilities ..................................  7.54
   Industrials ................................  6.76
   Materials ..................................  1.88
   Consumer Staples ...........................  1.43
                                               ------
                                               100.00%
                                               ======
--------------------------------------------------------------------------------


It is important to remember that investors should take a long-term view when investing in this segment of the market, as returns can be volatile in the short term.

We will continue to monitor economic conditions and their effect on financial markets as we seek capital growth over the long term.

/S/SIGNATURE Mary Dugan Sheridan



Mary Dugan Sheridan
Portfolio Manager of the
CAPITAL APPRECIATION PORTFOLIO
March 31, 2001


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                                        5

Mid Cap Fund
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PERFORMANCE COMPARISON

Mid Cap Fund--Institutional Class, S&P MidCap 400 Index and Lipper Mid Cap Growth Funds Average
Growth of a $250,000 Investment (since October 12, 1993)1

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHICS AS FOLLOWS:

             Mid Cap Inst.   S&P MidCap 400 Index   Lipper Mid-Cap Growth Funds
Oct-93          $247,500              $250,000           $250,000
Mar-94          $239,000              $246,125           $242,676
Sep-94          $246,000              $253,200           $248,970
Mar-95          $270,000              $266,600           $268,570
Sep-95          $353,500              $318,425           $340,303
Mar-96          $352,975              $342,875           $364,454
Sep-96          $397,525              $363,000           $400,028
Mar-97          $338,550              $379,250           $351,476
Sep-97          $460,425              $504,925           $475,417
Mar-98          $495,375              $565,200           $502,366
Sep-98          $411,250              $473,075           $395,178
Mar-99          $553,700              $567,775           $504,495
Sep-99          $593,550              $593,700           $557,965
Mar-00          $941,350              $784,025           $933,123
Sep-00          $922,975              $765,750           $897,774
1-Mar           $628,425              $729,500           $557,554


--------------------------------------------------------------------------------
                                               AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                              1 Year     5 Years      Since
   March 31, 2001                                                 10/12/931
--------------------------------------------------------------------------------

 Institutional Class                          (33.24)%     12.23%     13.14%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1 The Fund's inception date.
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance figures for the classes differ because each class maintains a distinct expense structure. Performance would have been lower during the specified periods if certain fees and expenses had not been waived by the Advisor and Administrator.
At the close of business on August 31, 2000, shares of Equity Appreciation--Institutional Class converted to Institutional Class shares of Mid Cap. Equity Appreciation--Institutional Class was managed by the same investment management team with the same objectives, policies and strategies as Mid Cap. The performance shown reflects Equity Appreciation--Institutional Class shares' actual returns from its inception on October 12, 1993. Performance for periods after August 31, 2000 reflect the performance of the Mid Cap--Institutional Class.
S&P MidCap 400 Index is an unmanaged index used to portray the pattern of common stock movement of 400 publicly held midsize US companies. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. On March 31, 2001, Lipper reclassified Mid Cap Fund from the Lipper Multi Cap Growth Funds category to the Lipper Mid CapGrowth Funds category.
Benchmark returns are for the period beginning October 31, 1993.



--------------------------------------------------------------------------------

Mid Cap Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON

Mid Cap Fund--Investment Class, S&P MidCap 400 Index and Lipper Mid Cap Growth Funds Average
Growth of a $10,000 Investment (since March 9, 1993)1

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

           Mid Cap Invst.   S&P Mid Cap 400 Index   Lipper Mid Cap Growth Funds
Mar-93        $10,010                $10,000              $10,000
Sep-93        $11,850                $10,748              $11,529
Mar-94        $11,420                $10,616              $11,363
Sep-94        $11,740                $10,921              $11,692
Mar-95        $12,870                $11,500              $12,543
Sep-95        $16,830                $13,735              $15,867
Mar-96        $16,803                $14,790              $16,809
Sep-96        $18,909                $15,658              $18,348
Mar-97        $15,935                $16,359              $16,320
Sep-97        $21,677                $21,779              $21,973
Mar-98        $23,318                $24,379              $23,306
Sep-98        $19,201                $20,406              $18,252
Mar-99        $26,202                $24,491              $23,176
Sep-99        $28,235                $25,609              $25,626
Mar-00        $44,667                $33,818              $42,319
Sep-00        $43,383                $36,680              $40,866
1-Mar         $29,488                $31,464              $25,584


--------------------------------------------------------------------------------
                                                   AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                                  1 Year     5 Years      Since
   March 31, 2001                                                       3/9/931
--------------------------------------------------------------------------------
 Investment Class                                 (33.98)%     11.91%     14.36%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1 The Fund's inception date.
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance figures for the classes differ because each class maintains a distinct expense structure. Performance would have been lower during the specified periods if certain fees and expenses had not been waived by the Advisor and Administrator.
S&P MidCap 400 Index is an unmanaged index used to portray the pattern of common stock movement of 400 publicly held midsize US companies. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. On March 31, 2001, Lipper reclassified Mid Cap Fund from the Lipper Multi Cap Growth Funds category to the Lipper Mid CapGrowth Funds category.
Benchmark returns are for the period beginning March 31, 1993.


--------------------------------------------------------------------------------

Mid Cap Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)



--------------------------------------------------------------------------------


                                                                 MARCH 31, 2001
--------------------------------------------------------------------------------



ASSETS
   Investment in Capital Appreciation Portfolio, at value ......  $296,856,240
   Receivable for capital shares sold ..........................     1,378,244
   Prepaid expenses and other ..................................        11,942
                                                                  ------------
Total assets ...................................................   298,246,426
                                                                  ------------
LIABILITIES
   Payable for capital shares redeemed .........................       102,054
   Due to Bankers Trust ........................................        30,063
   Accrued expenses and other ..................................        50,615
                                                                  ------------
Total liabilities ..............................................       182,732
                                                                  ------------
NET ASSETS .....................................................  $298,063,694
                                                                  ============
COMPOSITION OF NET ASSETS
   Paid-in capital .............................................  $364,973,212
   Undistributed net investment income .........................       198,948
   Accumulated net realized loss from investment transactions ..   (62,636,985)
   Net unrealized depreciation on investments ..................    (4,471,481)
                                                                  ------------
NET ASSETS .....................................................  $298,063,694
                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding)
   Institutional Class 1 .......................................  $      11.58
                                                                  ============
   Investment Class 2 ..........................................  $      11.56
                                                                  ============

--------------------------------------------------------------------------------
1 Net asset value, redemption price and offering price per share (based on net assets of $263,298,362 and 22,744,758 shares outstanding; $0.001 par value, unlimited number of shares authorized).
2 Net asset value, redemption price and offering price per share (based on net assets of $34,765,332 and 3,006,927 shares outstanding; $0.001 par value, unlimited number of shares authorized).



See Notes to Financial Statements.
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                                        8

Mid Cap Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)



--------------------------------------------------------------------------------

                                                        FOR THE SIX MONTHS ENDED
                                                                  MARCH 31, 2001
--------------------------------------------------------------------------------



INVESTMENT INCOME
   Income allocated from Capital Appreciation Portfolio ........ $     992,489
                                                                 -------------
EXPENSES
   Administration and services fees ............................     1,198,540
   Professional fees ...........................................        27,434
   Registration fees ...........................................        19,884
   Printing and shareholder reports ............................        19,086
   Trustees fees ...............................................         3,735
   Miscellaneous ...............................................         2,005
                                                                 -------------
Total expenses .................................................     1,270,684
Less: fee waivers or expense reimbursements ....................      (477,143)
                                                                 -------------
Net expenses ...................................................       793,541
                                                                 -------------
NET INVESTMENT INCOME ..........................................       198,948
                                                                 -------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss from investment transactions ..............   (59,950,203)
   Net change in unrealized appreciation/depreciation
     on investments ............................................   (84,386,067)
                                                                 -------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ................  (144,336,270)
                                                                 -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS ..................... $(144,137,322)
                                                                 =============



See Notes to Financial Statements.


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                                        9

Mid Cap Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


--------------------------------------------------------------------------------

                                                                          FOR THE SIX                   FOR THE
                                                                         MONTHS ENDED                 YEAR ENDED
                                                                     MARCH 31, 2001 1         SEPTEMBER 30, 2000
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment (expenses in excess of) income .....................  $     198,948               $   (220,060)
   Net realized gain (loss) from investment transactions .............    (59,950,203)                11,701,577
   Net change in unrealized appreciation/depreciation
     on investments ..................................................    (84,386,067)                74,967,361
                                                                        -------------               ------------
Net increase (decrease) in net assets from operations ................   (144,137,322)                86,448,878
                                                                        -------------               ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net realized gain from investment transactions
     Institutional Class .............................................    (10,725,713)                        --
     Investment Class ................................................     (1,285,534)                (7,759,652)
                                                                        -------------               ------------
Total distributions ..................................................    (12,011,247)                (7,759,652)
                                                                        -------------               ------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from sales of shares .....................................     67,334,708                 43,486,787
   Value of shares issued in connection with merger 2 ................             --                363,271,526
   Dividend reinvestments ............................................     11,615,268                  5,252,658
   Cost of shares redeemed ...........................................    (86,878,603)               (57,291,310)
                                                                        -------------               ------------
Net increase (decrease) in net assets from capital
   share transactions ................................................     (7,928,627)               354,719,661
                                                                        -------------               ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................   (164,077,196)               433,408,887
NET ASSETS
   Beginning of period ...............................................    462,140,890                 28,732,003
                                                                        -------------               ------------
   End of period .....................................................  $ 298,063,694               $462,140,890
                                                                        =============               ============

--------------------------------------------------------------------------------
1 Unaudited.
2 See Note 4 to Financial Statements.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Mid Cap Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

 INSTITUTIONAL CLASS                                                                              FOR THE PERIOD
                                                                          FOR THE SIX            AUGUST 31, 2000
                                                                         MONTHS ENDED                    THROUGH
                                                                     MARCH 31, 2001 1         SEPTEMBER 30, 2000
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ................................  $  17.57                   $  18.60
                                                                       --------                   --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment (expenses in excess of) income ....................      0.01                      (0.00)2
   Net realized and unrealized loss on investment transactions ......     (5.53)                     (1.03)
                                                                       --------                   --------
Total from investment operations ....................................     (5.52)                     (1.03)
                                                                       --------                   --------
DISTRIBUTIONS TO SHAREHOLDERS
   Net realized gain from investment transactions ...................     (0.47)                        --
                                                                       --------                   --------
NET ASSET VALUE, END OF PERIOD ......................................    $11.58                     $17.57
                                                                       ========                   ========
TOTAL INVESTMENT RETURN .............................................    (31.91)%                    55.50%3
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted) .........................  $263,298                   $414,320
   Ratios to average net assets:
     Net investment (expenses in excess of) income ..................      0.14%4                    (0.17)%4
     Expenses after waivers, including expenses of the
        Capital Appreciation Portfolio ..............................      1.00%4                     1.00%4
     Expenses before waivers, including expenses of the
        Capital Appreciation Portfolio ..............................      1.42%4                     1.45%4

--------------------------------------------------------------------------------
1 Unaudited.
2 Amount is less than 0.01.
3 At the close of business on August 31, 2000, shares of Equity
  Appreciation--Institutional Class converted to Institutional Class shares of Mid Cap. Equity Appreciation--Institutional Class was managed by the same investment management team with the same objectives, policies and strategies as Mid Cap. The performance shown reflects Equity Appreciation--Institutional Class shares' actual returns from its inception on October 12, 1993. Performance for periods after August 31, 2000 reflect the performance of the Mid Cap Fund--Institutional Class.
4 Annualized.



See Notes to Financial Statements.

--------------------------------------------------------------------------------

Mid Cap Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------

 INVESTMENT CLASS                           FOR THE SIX
                                           MONTHS ENDED
                                              MARCH 31,                      FOR THE YEARS ENDED SEPTEMBER 30,
                                                 2001 1         2000       1999       1998       1997       1996
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .........  $ 17.57      $ 14.77    $ 11.38    $ 15.72    $ 16.79    $ 16.83
                                                -------      -------    -------    -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS
   Expenses in excess of income ..............    (0.01)       (0.06)     (0.07)     (0.12)     (0.13)     (0.10)
   Net realized and unrealized gain (loss)
     on investment transactions ..............    (5.53)        6.79       4.99      (1.58)      2.13       1.89
                                                -------      -------    -------    -------    -------    -------
   Total from investment operations ..........    (5.54)        6.73       4.92      (1.70)      2.00       1.79
                                                -------      -------    -------    -------    -------    -------
DISTRIBUTIONS TO SHAREHOLDERS
   Net realized gain from investment
     transactions ............................    (0.47)       (3.93)     (1.53)     (2.64)     (3.07)     (1.83)
                                                -------      -------    -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD ...............  $ 11.56      $ 17.57    $ 14.77    $ 11.38    $ 15.72    $ 16.79
                                                =======      =======    =======    =======    =======    =======
TOTAL INVESTMENT RETURN ......................   (32.03)%      53.65%     47.05%    (11.42)%    14.64%     12.35%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ..........................  $34,765      $47,820    $28,732    $25,497    $49,002    $67,385
   Ratios to average net assets:
     Expenses in excess of income ............    (0.11)%2     (0.40)%    (0.58)%    (0.70)%    (0.77)%    (0.66)%
     Expenses after waivers, including
        expenses of the Capital Appreciation
        Portfolio ............................     1.25%2       1.25%      1.25%      1.25%      1.25%      1.25%
     Expenses before waivers, including
        expenses of the Capital Appreciation
        Portfolio ............................     1.67%2       1.70%      1.88%      1.64%      1.54%      1.51%

--------------------------------------------------------------------------------
1 Unaudited.
2 Annualized


See Notes to Financial Statements.

--------------------------------------------------------------------------------

Mid Cap Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)


NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Investment Funds (the `Trust') is registered under the Investment Company Act of 1940 as amended (the `Act'), as an open-end management investment company. The Trust was organized on July 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. Mid Cap Fund (the `Fund') is one of the funds offered to investors by the Trust. The Fund began operations and offering shares on March 9, 1993.

The Fund offers two classes of shares to investors: the Institutional Class and the Investment Class. The Institutional Class began operations and offering shares of beneficial interest on August 31, 2000 when Equity Appreciation-- Institutional Class, a series of the BT Pyramid Mutual Funds, merged into Mid Cap Fund Institutional Class. Equity Appreciation--Institutional Class began operations and offering shares of beneficial interest on October 12, 1993. The Investment Class began operations and offering shares of beneficial interest on March 9, 1993. Both classes of shares have identical rights to earnings, assets, and voting privileges, except that each class has its own expenses and exclusive voting rights with respect to matters affecting it.

The Fund seeks to achieve its investment objective by investing substantially all of its assets in the CapitalAppreciation Portfolio (the `Portfolio'). The Portfolio is an open-end management investment company registered under the Act. The value of the investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At March 31, 2001, the Fund's investment was approximately 100% of the Portfolio.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

C. INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination. Net investment income is allocated daily to each class of shares based upon its relative proportion of net assets.

D. DISTRIBUTIONS
It is the Fund's policy to declare and distribute dividends annually to shareholders from net investment income, if any. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made at least annually to the extent they exceed capital loss carryforwards.

E. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of the differences in the characterization and allocation of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States.

F. OTHER
The Trust accounts separately for the assets, liabilities, and operations of each of its funds and each of its classes. Expenses directly attributable to each fund or class are charged to that fund or class, while expenses that are attributable to the Trust or the Fund are allocated among the funds in the Trust or the classes in the Fund, respectively.

G. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.




--------------------------------------------------------------------------------

Mid Cap Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)


NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company (`Bankers Trust') an indirect wholly-owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody and shareholder services to the Fund. The Trust has entered into an agreement with Investment Company Capital Corp., an indirect wholly-owned subsidiary of Deutsche Bank, AG, to provide transfer agency services to the Trust. All of these services are provided in return for a fee computed daily and paid monthly at an annual rate of .40% for Institutional Class and .65% for Investment Class of the Fund's average daily net assets.

The investment advisor and administrator have contractually agreed to waive their fees and/or reimburse expenses of each Class of Shares through January 31, 2002, to the extent necessary, to limit all expenses as follows:Institutional Class Shares to 1.00% of the average daily net assets of the Class, including expenses of the Portfolio; Investment Class Shares to 1.25% of the average daily net assets of the Class, including expenses of the Portfolio.

NOTE 3--CAPITAL SHARE TRANSACTIONS
At March 31, 2001, there were an unlimited number of shares authorized. Transactions in capital shares were as follows:

                                              Institutional Shares
           -------------------------------------------------------
                                                    For the Period
                                                  August 31, 20002
             For the Six Months Ended                      through
                     March 31, 2001 1           September 30, 2000
             ------------------------           ------------------
                    Shares      Amount         Shares       Amount
                    ------      ------         ------       ------
Sold            3,885,952  $ 54,956,763       834,055  $ 15,119,147
Issued in Merger       --            --    24,799,785   363,271,526
Reinvested        754,226    10,725,095            --            --
Redeemed       (5,474,118)  (77,446,434)   (2,055,142)  (36,569,667)
               ----------  ------------    ----------  ------------
Net increase
  (decrease)     (833,940) $(11,764,576)   23,578,698  $341,821,006
               ==========  ============    ==========  ============

                                         Investment Shares
       ---------------------------------------------------
         For the Six Months Ended       For the Year Ended
                 March 31, 2001 1       September 30, 2000
         ------------------------       ------------------
              Shares       Amount      Shares       Amount
              ------       ------      ------       ------
Sold         876,019  $12,377,945   1,671,890  $ 28,367,640
Reinvested    62,644      890,173     383,966     5,252,658
Redeemed    (652,855)  (9,432,169) (1,279,979)  (20,721,643)
            --------  -----------  ----------  ------------
Net increase 285,808  $ 3,835,949     775,877  $ 12,898,655
            ========  ===========  ==========  ============

--------------------------------------------------------------------------------
1 Unaudited.
2 Inception date.

NOTE 4--FUND MERGER
On August 31, 2000 the net assets of the Equity Appreciation--Institutional Class, one of the Funds comprising the BT Pyramid Mutual Funds, was merged into Mid Cap, one of the Funds comprising the BT Investment Funds, pursuant to an agreement and plan of reorganization dated July 28, 2000. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code. Prior to reorganization, the Equity Appreciation--Institutional Class had net assets of $461,299,975, shares outstanding of 19,712,720, and a net asset value of $23.40. Mid Cap Fund shares were issued at a conversion factor of
1.25806 shares for each Equity Appreciation--Institutional Class share. Mid Cap Fund was deemed to be the accounting survivor.




--------------------------------------------------------------------------------

Capital Appreciation Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS March 31, 2001 (Unaudited)


--------------------------------------------------------------------------------


     SHARES  SECURITY                            VALUE
--------------------------------------------------------------------------------

              INVESTMENTS IN UNAFFILIATED ISSUERS
              COMMON STOCKS--91.46%
              CONSUMER DISCRETIONARY--16.37%
    213,600   Bed, Bath & Beyond, Inc.1 .. $ 5,246,550
     99,100   BJ's Wholesale Club, Inc.1 .   4,741,935
     89,800   Cheesecake Factory (The)1 ..   3,305,765
    124,100   Dollar Tree Stores, Inc.1 ..   2,390,864
     27,500   Entercom Communications
                Corp.1 ...................   1,080,750
    195,500   Family Dollar Stores .......   5,024,350
    127,000   Goodyear Tire & Rubber Co. .   3,028,950
     49,430   Gucci Group NV .............   4,134,819
    159,300   Hispanic Broadcasting Corp.1   3,042,630
     96,630   Jones Apparel Group, Inc.1 .   3,652,614
     28,400   Talbots, Inc. ..............   1,206,432
    174,500   Tiffany & Co. ..............   4,755,125
    127,400   Tommy Hilfiger Corp.1 ......   1,637,090
    203,700   Williams-Sonoma, Inc.1 .....   5,347,125
                                           -----------
                                            48,594,999
                                           -----------
              CONSUMER STAPLES--1.57%
    128,300   Estee Lauder Cos. Inc.--
                Class A ..................   4,672,686
                                           -----------
              ENERGY--10.25%
     61,100   BJ Services Co.1 ...........   4,350,320
     25,400   Mitchell Energy & Development
               Corp.--Class A ............   1,333,500
     45,500   Murphy Oil Corp. ...........   3,029,390
    118,900   National-Oilwell, Inc.1 ....   4,117,507
     77,110   Noble Drilling Corp.1 ......   3,559,398
     85,400   Precision Drilling Corp.1 ..   3,046,218
    129,100   Rowan Cos., Inc.1 ..........   3,550,250
     51,500   Smith International, Inc.1 .   3,615,300
     84,700   Tidewater, Inc. ............   3,828,440
                                           -----------
                                            30,430,323
                                           -----------
              FINANCIALS--18.68%
    106,950   AMBAC Financial Group, Inc.    6,783,838
    103,100   Astoria Financial Corp. ....   5,509,406
    279,500   Banknorth Group, Inc. ......   5,555,062
     57,600   Countrywide Credit
                Industries, Inc. .........   2,842,560
    207,900   Dime Bancorp, Inc. .........   6,808,725
    108,100   Fidelity National
                Financial, Inc. ..........   2,893,837
    181,000   Golden State Bancorp, Inc. .   5,046,280
     74,500   Golden West Financial Corp.    4,835,050
     77,800   Legg Mason, Inc. ...........   3,275,380
     75,800   Metris Companies, Inc. .....   1,575,124
    267,900   North Fork Bancorporation ..   6,952,005
    398,600   Sovereign Bancorp, Inc. ....   3,375,644
                                           -----------
                                            55,452,911
                                           -----------

--------------------------------------------------------------------------------

     SHARES  SECURITY                            VALUE
--------------------------------------------------------------------------------

              HEALTH CARE--13.08%
    151,100   Alkermes, Inc.1 ............ $ 3,314,756
     46,700   Biogen, Inc.1 ..............   2,956,694
    372,300   Caremark Rx, Inc.1 .........   4,854,792
     49,000   Enzon, Inc.1 ...............   2,327,500
     35,000   Genzyme Corp.1 .............   3,161,550
     51,100   Gilead Sciences, Inc.1 .....   1,660,750
     59,600   IDEC Pharmaceuticals Corp.1    2,384,000
    234,600   Immunex Corp.1 .............   3,357,713
    237,200   Manor Care, Inc.1 ..........   4,838,880
     73,700   Priority Healthcare Corp.--
                Class B1 .................   2,782,175
     22,100   Quest Diagnostics, Inc.1 ...   1,964,027
     72,200   Trigon Healthcare, Inc.1 ...   3,718,300
     28,500   Watson Pharmaceuticals, Inc.1  1,499,100
                                           -----------
                                            38,820,237
                                           -----------
              INDUSTRIALS--6.91%
    226,300   American Power Conversion
                Corp.1 ...................   2,917,148
     62,500   BISYS Group, Inc.1 .........   3,339,844
    320,440   Cendant Corp.1 .............   4,675,220
     44,100   Concord EFS, Inc.1 .........   1,797,075
     38,000   EGL, Inc.1 .................     926,250
     59,800   Paychex, Inc. ..............   2,216,338
    208,000   Robert Half International,
                Inc.1 ....................   4,648,800
                                           -----------
                                            20,520,675
                                           -----------
              INFORMATION TECHNOLOGY--14.97%
     42,700   Apogent Technologies, Inc.1      864,248
    142,000   Altera Corp.1 ..............   3,044,125
    184,200   Applied Micro Circuits Corp.1  3,039,300
    129,360   BMC Software, Inc.1 ........   2,781,240
     31,400   Broadcom Corp.--Class A1 ...     907,460
     31,200   Cabot Microelectronics Corp.1  1,372,800
    148,800   Emulex Corp.1 ..............   2,799,300
     36,400   Exar Corp.1 ................     714,350
    211,600   Flextronics International
                Ltd.1 ....................   3,174,000
     48,900   Globespan, Inc.1 ...........   1,069,687
     50,800   Intuit, Inc.1 ..............   1,409,700
     18,000   Linear Technology Corp. ....     739,125
     61,200   Mercury Interactive Corp.1 .   2,562,750
    111,800   Micrel, Inc.1 ..............   3,123,413
     77,400   Micromuse, Inc.1 ...........   2,924,946
     69,500   Plexus Corp.1 ..............   1,780,937
     94,200   PMC--Sierra, Inc.1 .........   2,392,680
     39,100   Qlogic Corp.1 ..............     879,750
     72,200   Rational Software Corp.1 ...   1,281,550
    117,600   Sycamore Networks, Inc.1 ...   1,176,000
     55,400   Symantec Corp.1 ............   2,316,412
    111,700   Transwitch Corp.1 ..........   1,466,063
    109,400   Vitesse Semiconductor Corp.1   2,605,088
                                           -----------
                                            44,424,924
                                           -----------



See Notes to Financial Statements.


--------------------------------------------------------------------------------

Capital Appreciation Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS March 31, 2001 (Unaudited)


--------------------------------------------------------------------------------

     SHARES  SECURITY                            VALUE
--------------------------------------------------------------------------------

              MATERIALS--1.92%
     33,800   Albemarle Corp. .........   $    758,810
    131,900   Engelhard Corp. .........      3,410,934
    124,860   Solutia, Inc. ...........      1,523,292
                                          ------------
                                             5,693,036
                                          ------------
              UTILITIES--7.71%
     83,900   CMS Energy Corp. ........      2,482,601
    120,100   Keyspan Corp. ...........      4,579,413
     58,400   Kinder Morgan, Inc. .....      3,106,880
    139,100   NiSource, Inc. ..........      4,328,792
     78,000   ONEOK, Inc. .............      3,189,420
    173,600   TECO Energy, Inc. .......      5,201,056
                                          ------------
                                            22,888,162
                                          ------------
TOTAL COMMON STOCKS
   (Cost $275,969,434) ................    271,497,953
                                          ------------
TOTAL INVESTMENT IN UNAFFILIATED ISSUERS
   (Cost $275,969,434) ................    271,497,953
                                          ------------

--------------------------------------------------------------------------------

     SHARES  SECURITY                            VALUE
--------------------------------------------------------------------------------

              INVESTMENT IN AFFILIATED INVESTMENT COMPANIES
              MUTUAL FUND--10.81%
 32,090,482   Cash Management Fund
                Institutional .........   $ 32,090,482
                                          ------------
TOTAL INVESTMENT IN AFFILIATED
   INVESTMENT COMPANIES
   (Cost $32,090,482) .................     32,090,482
                                          ------------
TOTAL INVESTMENTS
   (Cost $308,059,916) .......   102.27%  $303,588,435

LIABILITIES IN EXCESS OF
   OTHER ASSETS ..............    (2.27)    (6,732,166)
                                 ------   ------------
NET ASSETS ...................   100.00%  $296,856,269
                                 ======   ============

--------------------------------------------------------------------------------
1 Non-income producing security.



See Notes to Financial Statements.

--------------------------------------------------------------------------------

Capital Appreciation Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)


--------------------------------------------------------------------------------

                                                                                           MARCH 31, 2001
-------------------------------------------------------------------------------------------------------------------
ASSETS
   Investment in unaffiliated issuers, at value (cost of $275,969,434) ..................... $271,497,953
   Investments in affiliated investment companies, at value (cost of $32,090,482) ..........   32,090,482
   Receivable for securities sold ..........................................................    4,912,011
   Dividends receivable1 ...................................................................       44,172
   Receivable for shares of beneficial interest subscribed .................................       51,300
   Prepaid expenses and other ..............................................................      128,822
                                                                                             ------------
Total assets ...............................................................................  308,724,740
                                                                                             ------------
LIABILITIES
   Payable for securities purchased ........................................................   11,690,086
   Due to Bankers Trust ....................................................................      157,722
   Accrued expenses and other ..............................................................       20,663
                                                                                             ------------
Total liabilities ..........................................................................   11,868,471
                                                                                             ------------
NET ASSETS ................................................................................. $296,856,269
                                                                                             ============
COMPOSITION OF NET ASSETS
   Paid-in capital ......................................................................... $301,327,750
   Net unrealized depreciation on investments ..............................................   (4,471,481)
                                                                                             ------------
NET ASSETS ................................................................................. $296,856,269
                                                                                             ============

--------------------------------------------------------------------------------
1 Includes $9,102 from the Portfolio's investment in affiliated investment companies.




See Notes to Financial Statements.

--------------------------------------------------------------------------------

Capital Appreciation Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)


--------------------------------------------------------------------------------

                                                                     FOR THE SIX MONTHS ENDED
                                                                               MARCH 31, 2001
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends from unaffiliated issuers .......................................  $   1,058,575
   Dividends from affiliated investment companies ............................      1,039,692
                                                                                -------------
Total investment income ......................................................      2,098,267
                                                                                -------------
EXPENSES
   Advisory fees .............................................................      1,198,288
   Administration and services fees ..........................................        184,352
   Professional fees .........................................................         14,434
   Trustees fees .............................................................          3,862
   Miscellaneous .............................................................          5,064
                                                                                -------------
Total expenses ...............................................................      1,406,000
Less: fee waivers or expense reimbursements ..................................       (300,222)
                                                                                -------------
Net expenses .................................................................      1,105,778
                                                                                -------------
NET INVESTMENT INCOME ........................................................        992,489
                                                                                -------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss from investment transactions ............................    (59,950,207)
   Net change in unrealized appreciation/depreciation on investments .........    (84,751,980)
                                                                                -------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ..............................   (144,702,187)
                                                                                -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS ...................................  $(143,709,698)
                                                                                =============


See Notes to Financial Statements.

--------------------------------------------------------------------------------

Capital Appreciation Portfolio
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


--------------------------------------------------------------------------------

                                                                          FOR THE SIX                   FOR THE
                                                                         MONTHS ENDED                 YEAR ENDED
                                                                      MARCH 31, 20011         SEPTEMBER 30, 2000
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ..............................................  $    992,489               $    178,984
   Net realized gain (loss) from investment transactions ..............   (59,950,207)                11,701,588
   Net change in unrealized appreciation/depreciation
     on investments ...................................................   (84,751,980)                74,967,364
                                                                         ------------               ------------
Net increase (decrease) in net assets from operations .................  (143,709,698)                86,847,936
                                                                         ------------               ------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Proceeds from capital invested .....................................    67,013,270                405,848,130
   Value of capital withdrawn .........................................   (95,290,329)               (52,593,612)
                                                                         ------------               ------------
Net increase (decrease) in net assets from capital
   transactions in shares of beneficial interest ......................   (28,277,059)               353,254,518
                                                                         ------------               ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...............................  (171,986,757)               440,102,454
NET ASSETS
   Beginning of period ................................................   468,843,026                 28,740,572
                                                                         ------------               ------------
   End of period ......................................................  $296,856,269               $468,843,026
                                                                         ============               ============

--------------------------------------------------------------------------------
1 Unaudited.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Capital Appreciation Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------

                                            FOR THE SIX
                                           MONTHS ENDED
                                              MARCH 31,                     FOR THE YEARS ENDED SEPTEMBER 30,
                                                  2001 1         2000       1999       1998       1997       1996
---------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) .........................  $296,856     $468,843    $28,741    $25,689    $48,972    $68,385
   Ratios to average net assets:
     Net investment (expenses
        in excess of) income ................      0.54%2       0.23%      0.07%     (0.05)%    (0.12)%    (0.01)%
     Expenses after waivers .................      0.60%2       0.60%      0.60%      0.60%      0.60%      0.60%
     Expenses before waivers ................      0.76%2       0.79%      0.91%      0.86%      0.81%      0.77%
   Portfolio turnover rate ..................       176%         146%       155%       145%       167%       271%

--------------------------------------------------------------------------------
1 Unaudited.
2 Annualized


See Notes to Financial Statements.

--------------------------------------------------------------------------------

Capital Appreciation Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The Capital Appreciation Portfolio (the `Portfolio') is registered under the Investment Company Act of 1940 as amended (the `Act'), as an open-end management investment company. The Portfolio was organized on August 18, 1992, as an unincorporated trust under the laws of New York and began operations on March 9, 1993. The Declaration of Trust permits the Board of Trustees (the `Trustees') to issue beneficial interests in the Portfolio.

B. VALUATION OF SECURITIES
The Portfolio's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on their closing price. Short-term debt securities are valued at market value until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined under procedures adopted by the Trustees.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. FEDERAL INCOME TAXES
The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

E. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company (`Bankers Trust'), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative and custody services to the Portfolio. These services are provided in return for a fee computed daily and paid monthly at an annual rate of .10% of the Portfolio's average daily net assets.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Portfolio pays BankersTrust a fee computed daily and paid monthly at an annual rate of .65% of the Portfolio's average daily net assets.

The Portfolio may invest in Cash Management Fund Institutional (`Cash Management'), currently an open-end management investment company managed by Bankers Trust. After April 30, 2001, Cash Management will be managed by Deutsche Asset Management, Inc. (DeAM,Inc.). Cash Management is offered as a cash management option to the Portfolio and other accounts managed by Bankers Trust.

At March 31, 2001, the Portfolio was a participant with other affiliated entities in a revolving credit facility in the amount of $200,000,000, which expires April 26, 2002. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for this fund under the credit facility for the six months ended March 31, 2001.




--------------------------------------------------------------------------------

Capital Appreciation Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 3--PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2001 were $418,058,555 and $433,835,527, respectively.

For federal income tax purposes, the tax basis of investments held at March 31, 2001, was $275,969,431. The aggregate gross unrealized appreciation for all investments at March 31, 2001 was $31,479,865 and the aggregate gross unrealized depreciation for all investments was $35,951,346.

NOTE 4--SUBSEQUENT EVENT
Prior to April 30, 2001, Bankers Trust served as the investment advisor to the Portfolio pursuant to an Advisory Agreement.As of April 30, 2001, Deutsche Asset Management,Inc. (DeAM,Inc.) serves as investment advisor to the Portfolio.





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                                       22

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                                        DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                        P.O. BOX 219210
                                        KANSAS CITY, MO 64121-9210
or call our toll-free number:           1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche BancAlex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.




Mid Cap Fund--Institutional Class                               CUSIP #055922637
Mid Cap Fund--Investment Class                                  CUSIP #055922819
                                                                MIDCAPSA (5/01)
Distributed by:
ICC Distributors, Inc.